Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
IFRS Statement [Line Items]
Balance at beginning of period	$ 8,094
Total Allowance, including off-balance sheet instruments, at end of period	9,594	$ 8,265
Total Allowance for Loan Losses at end of period	8,655	7,265
Less: Total Allowance for off-balance sheet instruments	939	1,000
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	365	403
Net remeasurement due to transfers into stage	(3)	1
New originations or purchases	7	8
Net repayments	(2)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(14)	(11)
Changes to risk, parameters, and models	11	11
Disposals	0	0
Write-offs	(1)	(2)
Recoveries	0	0
Foreign exchange and other adjustments	5	1
Total Allowance for Loan Losses at end of period	368	410
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,133	1,895
Balance at beginning of period	2,049
Net remeasurement due to transfers into stage	(4)	34
New originations or purchases	84	89
Net repayments	(51)	(42)
Derecognition of financial assets (excluding disposals and write-offs)	(61)	(47)
Changes to risk, parameters, and models	388	348
Disposals	0	0
Write-offs	(412)	(347)
Recoveries	78	72
Foreign exchange and other adjustments	34	(23)
Total Allowance, including off-balance sheet instruments, at end of period	2,189	1,979
Total Allowance for Loan Losses at end of period	2,115	1,894
Less: Total Allowance for off-balance sheet instruments	74	85
Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,699	2,577
Balance at beginning of period	2,097
Net remeasurement due to transfers into stage	(103)	38
New originations or purchases	36	39
Net repayments	40	44
Derecognition of financial assets (excluding disposals and write-offs)	(124)	(110)
Changes to risk, parameters, and models	601	419
Disposals	0	0
Write-offs	(529)	(444)
Recoveries	93	75
Foreign exchange and other adjustments	84	(61)
Total Allowance, including off-balance sheet instruments, at end of period	2,797	2,577
Total Allowance for Loan Losses at end of period	2,308	1,971
Less: Total Allowance for off-balance sheet instruments	489	606
Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,940	3,310
Net remeasurement due to transfers into stage	31	25
New originations or purchases	300	271
Net repayments	(12)	(26)
Derecognition of financial assets (excluding disposals and write-offs)	(441)	(316)
Changes to risk, parameters, and models	529	227
Disposals	(9)	0
Write-offs	(202)	(124)
Recoveries	16	11
Foreign exchange and other adjustments	88	(79)
Total Allowance, including off-balance sheet instruments, at end of period	4,240	3,299
Total Allowance for Loan Losses at end of period	3,864	2,990
Less: Total Allowance for off-balance sheet instruments	376	309
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period	2,470
Total Allowance, including off-balance sheet instruments, at end of period	2,996	2,820
Total Allowance for Loan Losses at end of period	2,598	2,396
Less: Total Allowance for off-balance sheet instruments	398	424
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	116	154
Net remeasurement due to transfers into stage	(7)	(6)
New originations or purchases	7	8
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(4)	(2)
Changes to risk, parameters, and models	(28)	(40)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	2	(2)
Total Allowance for Loan Losses at end of period	114	137
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	35	36
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(10)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	696	688
Balance at beginning of period	667
Net remeasurement due to transfers into stage	(82)	(54)
New originations or purchases	84	89
Net repayments	(22)	(18)
Derecognition of financial assets (excluding disposals and write-offs)	(21)	(17)
Changes to risk, parameters, and models	(102)	(71)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	12	(9)
Total Allowance, including off-balance sheet instruments, at end of period	683	664
Total Allowance for Loan Losses at end of period	658	634
Less: Total Allowance for off-balance sheet instruments	25	30
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	185	131
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(64)	(72)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(3)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	947	988
Balance at beginning of period	704
Net remeasurement due to transfers into stage	(222)	(108)
New originations or purchases	36	39
Net repayments	18	22
Derecognition of financial assets (excluding disposals and write-offs)	(27)	(10)
Changes to risk, parameters, and models	(247)	(175)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	28	(21)
Total Allowance, including off-balance sheet instruments, at end of period	927	880
Total Allowance for Loan Losses at end of period	731	640
Less: Total Allowance for off-balance sheet instruments	196	240
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	485	246
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(86)	(95)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(6)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,150	1,319
Net remeasurement due to transfers into stage	(28)	(21)
New originations or purchases	300	271
Net repayments	17	8
Derecognition of financial assets (excluding disposals and write-offs)	(169)	(172)
Changes to risk, parameters, and models	29	(162)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	41	(35)
Total Allowance, including off-balance sheet instruments, at end of period	1,272	1,139
Total Allowance for Loan Losses at end of period	1,095	985
Less: Total Allowance for off-balance sheet instruments	177	154
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	88	62
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(153)	(117)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(14)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period	4,082
Total Allowance, including off-balance sheet instruments, at end of period	4,774	4,258
Total Allowance for Loan Losses at end of period	4,239	3,686
Less: Total Allowance for off-balance sheet instruments	535	572
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	189	192
Net remeasurement due to transfers into stage	4	7
Net repayments	(1)	0
Derecognition of financial assets (excluding disposals and write-offs)	(4)	(5)
Changes to risk, parameters, and models	26	45
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	1	0
Total Allowance for Loan Losses at end of period	181	212
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(34)	(33)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	11	15
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(9)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,175	1,010
Balance at beginning of period	1,120
Net remeasurement due to transfers into stage	76	86
Net repayments	(25)	(21)
Derecognition of financial assets (excluding disposals and write-offs)	(30)	(20)
Changes to risk, parameters, and models	181	146
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	17	(12)
Total Allowance, including off-balance sheet instruments, at end of period	1,224	1,090
Total Allowance for Loan Losses at end of period	1,175	1,035
Less: Total Allowance for off-balance sheet instruments	49	55
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(184)	(130)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	87	91
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(73)	(60)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,374	1,277
Balance at beginning of period	1,015
Net remeasurement due to transfers into stage	112	139
Net repayments	4	5
Derecognition of financial assets (excluding disposals and write-offs)	(22)	(16)
Changes to risk, parameters, and models	473	300
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	40	(29)
Total Allowance, including off-balance sheet instruments, at end of period	1,372	1,325
Total Allowance for Loan Losses at end of period	1,079	959
Less: Total Allowance for off-balance sheet instruments	293	366
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(474)	(239)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	107	111
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(242)	(223)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,937	1,521
Net remeasurement due to transfers into stage	58	42
Net repayments	(19)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(196)	(99)
Changes to risk, parameters, and models	250	202
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	49	(30)
Total Allowance, including off-balance sheet instruments, at end of period	1,997	1,631
Total Allowance for Loan Losses at end of period	1,804	1,480
Less: Total Allowance for off-balance sheet instruments	193	151
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(88)	(62)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	158	120
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(152)	(55)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period	1,542
Total Allowance, including off-balance sheet instruments, at end of period	1,824	1,187
Total Allowance for Loan Losses at end of period	1,818	1,183
Less: Total Allowance for off-balance sheet instruments	6	4
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	60	57
Net remeasurement due to transfers into stage	0	0
Net repayments	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(6)	(4)
Changes to risk, parameters, and models	13	6
Disposals	0	0
Write-offs	(1)	(2)
Recoveries	0	0
Foreign exchange and other adjustments	2	3
Total Allowance for Loan Losses at end of period	73	61
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(3)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(5)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	11	9
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	262	197
Balance at beginning of period	262
Net remeasurement due to transfers into stage	2	2
Net repayments	(4)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(10)
Changes to risk, parameters, and models	309	273
Disposals	0	0
Write-offs	(412)	(347)
Recoveries	78	72
Foreign exchange and other adjustments	5	(2)
Total Allowance, including off-balance sheet instruments, at end of period	282	225
Total Allowance for Loan Losses at end of period	282	225
Less: Total Allowance for off-balance sheet instruments	0	0
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(23)	(19)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	76	63
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	378	312
Balance at beginning of period	378
Net remeasurement due to transfers into stage	7	7
Net repayments	18	17
Derecognition of financial assets (excluding disposals and write-offs)	(75)	(84)
Changes to risk, parameters, and models	375	294
Disposals	0	0
Write-offs	(529)	(444)
Recoveries	93	75
Foreign exchange and other adjustments	16	(11)
Total Allowance, including off-balance sheet instruments, at end of period	498	372
Total Allowance for Loan Losses at end of period	498	372
Less: Total Allowance for off-balance sheet instruments	0	0
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(7)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(21)	(16)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	247	229
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	853	470
Net remeasurement due to transfers into stage	1	4
Net repayments	(10)	(26)
Derecognition of financial assets (excluding disposals and write-offs)	(76)	(45)
Changes to risk, parameters, and models	250	187
Disposals	(9)	0
Write-offs	(202)	(124)
Recoveries	16	11
Foreign exchange and other adjustments	(2)	(14)
Total Allowance, including off-balance sheet instruments, at end of period	971	529
Total Allowance for Loan Losses at end of period	965	525
Less: Total Allowance for off-balance sheet instruments	6	4
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(3)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 155	$ 69